Trade Accounts Payable (Details) - Schedule of invoices payable - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Infrastructure
Invoices payable	S/ 523,175	S/ 506,798
Infrastructure [Member]
Infrastructure
Invoices payable	67,617	32,988
Infrastructure [Member] | Linea 1 - Metro de Lima [Member]
Infrastructure
Invoices payable	43,768	15,616
Infrastructure [Member] | Operation and maintenance - Roads [Member]
Infrastructure
Invoices payable	23,849	17,372
Energy [Member]
Infrastructure
Invoices payable	87,282	43,501
Engineering And Construction [Member]
Infrastructure
Invoices payable	349,114	397,646
Engineering And Construction [Member] | Cumbra Peru S.A. - Refineria Talara [Member]
Infrastructure
Invoices payable	84,891	109,930
Engineering And Construction [Member] | Cumbra Peru S.A. - Aeropuerto Jorge Chavez [Member]
Infrastructure
Invoices payable	79,424	55,596
Engineering And Construction [Member] | Vial y Vives - DSD S.A. - Obras de Ingenieria y construccion [Member]
Infrastructure
Invoices payable	46,411	73,188
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta Concentradora y tunel Quellaveco [Member]
Infrastructure
Invoices payable	45,143	71,324
Engineering And Construction [Member] | Cumbra Peru S.A. - Concentradora Toquepala [Member]
Infrastructure
Invoices payable	17,980
Engineering And Construction [Member] | Cumbra Ingenieria S.–. - Proyecto Mina Gold Fields La Cima S.A. [Member]
Infrastructure
Invoices payable	12,546	3,810
Engineering And Construction [Member] | Morelco S.A.S. - Obras de Ingenieria y Construccion [Member]
Infrastructure
Invoices payable	11,566	22,629
Engineering And Construction [Member] | Cumbra Peru S.A. - Filtro de Relaves Quebrada Honda [Member]
Infrastructure
Invoices payable	10,930	1,055
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta de Flotacion de Particulas Gruesas [Member]
Infrastructure
Invoices payable	6,027
Engineering And Construction [Member] | Cumbra Peru S.A. - Proyecto Gasoducto Piura [Member]
Infrastructure
Invoices payable	3,983	11,167
Engineering And Construction [Member] | Cumbra Peru S.A. - Planta Generadora Machu Picchu [Member]
Infrastructure
Invoices payable	3,255	3,832
Engineering And Construction [Member] | Cumbra Peru S.A. - Descolmatacion del Rio Chicama [Member]
Infrastructure
Invoices payable	2,380	2,974
Engineering And Construction [Member] | Cumbra Peru S.A. – Centro Hidroelectrica Cerro del Aguila [Member]
Infrastructure
Invoices payable	1,120	2,199
Engineering And Construction [Member] | Others [Member]
Infrastructure
Invoices payable	23,458	39,942
Real Estate [Member]
Infrastructure
Invoices payable	15,035	9,769
Parent Company Operation [Member]
Infrastructure
Invoices payable	S/ 4,127	S/ 22,894